OTHER INCOME (EXPENSE), NET (Table)	12 Months Ended
Dec. 31, 2015
OTHER INCOME (EXPENSE), NET
Schedule of other income (expense)
	For the years ended December 31,
	2014	2015
American Depositary Receipt reimbursement	—	9,917,716
Others	(840,303)	287,559

Total	(840,303)	10,205,275